Investment Objectives and Goals	Jun. 29, 2026
Redwheel International Growth ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Redwheel International Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Redwheel International Value ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Redwheel International Value ETF (the “Fund”) seeks long-term total return.